Stock-Based Compensation (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended
	May 22, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Stock-Based Compensation [Abstract]
Shares granted to two executive officers	5,625
Share price on date of grant	$ 7.20
Unvested awards		2,813	5,625	2,813	5,625
Annual vesting percentage				50.00%
Shares issued to independent directors		748	546	748	1,636
Share-based compensation expense recognized related to employees and directors		$ 19,200	$ 11,700	$ 31,000	$ 13,000